Schedule of Investments (unaudited)
July 31, 2025
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 74.8%
Communication Services — 0.4%
Entertainment — 0.2%
Netflix Inc., Senior Notes	4.375%	11/15/26	$55,000	$55,151
Netflix Inc., Senior Notes	5.875%	11/15/28	321,000	336,725
Total Entertainment				391,876
Interactive Media & Services — 0.0%††
Meta Platforms Inc., Senior Notes	3.500%	8/15/27	78,000	77,035
Wireless Telecommunication Services — 0.2%
Rogers Communications Inc., Senior Notes	3.625%	12/15/25	160,000	159,462
Sprint LLC, Senior Notes	7.625%	3/1/26	140,000	141,066
Total Wireless Telecommunication Services				300,528

Total Communication Services				769,439
Consumer Discretionary — 7.2%
Automobiles — 5.4%
American Honda Finance Corp., Senior Notes (SOFR + 0.620%)	4.970%	12/11/26	210,000	210,303 (a)
American Honda Finance Corp., Senior Notes (SOFR + 0.650%)	4.994%	5/20/26	475,000	476,084 (a)
American Honda Finance Corp., Senior Notes (SOFR + 0.720%)	5.064%	10/22/27	257,000	256,662 (a)
American Honda Finance Corp., Senior Notes (SOFR + 0.820%)	5.167%	3/3/28	632,000	633,311 (a)
BMW US Capital LLC, Senior Notes	4.650%	3/19/27	260,000	260,931 (b)
BMW US Capital LLC, Senior Notes (SOFR + 0.800%)	5.140%	8/13/26	145,000	145,391 (a)(b)
BMW US Capital LLC, Senior Notes (SOFR + 0.920%)	5.260%	8/13/27	972,000	974,543 (a)(b)
BMW US Capital LLC, Senior Notes (SOFR + 0.920%)	5.271%	3/21/28	415,000	416,304 (a)(b)
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	426,000	428,043
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	347,000	337,895
General Motors Financial Co. Inc., Senior Notes (SOFR + 1.050%)	5.394%	7/15/27	350,000	349,441 (a)
Hyundai Capital America, Senior Notes	1.650%	9/17/26	116,000	112,189 (b)
Hyundai Capital America, Senior Notes	5.300%	3/19/27	674,000	680,657 (b)
Hyundai Capital America, Senior Notes (SOFR + 1.030%)	5.382%	9/24/27	249,000	249,388 (a)(b)
Hyundai Capital America, Senior Notes (SOFR + 1.040%)	5.390%	3/19/27	346,000	346,854 (a)(b)
Hyundai Capital America, Senior Notes (SOFR + 1.040%)	5.392%	6/24/27	628,000	629,403 (a)(b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.900%	1/9/26	360,000	360,394 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.800%	11/13/26	408,000	410,071 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.750%	3/31/28	260,000	262,226 (b)
Mercedes-Benz Finance North America LLC, Senior Notes (SOFR + 0.780%)	5.132%	4/1/27	260,000	260,192 (a)(b)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.450%)	4.794%	4/10/26	300,000	300,328 (a)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.770%)	5.109%	8/7/26	397,000	398,925 (a)
Volkswagen Group of America Finance LLC, Senior Notes	4.900%	8/14/26	500,000	500,225 (b)
Volkswagen Group of America Finance LLC, Senior Notes (SOFR + 0.830%)	5.181%	3/20/26	595,000	595,575 (a)(b)
Total Automobiles				9,595,335
Hotels, Restaurants & Leisure — 1.3%
Hyatt Hotels Corp., Senior Notes	4.850%	3/15/26	353,000	353,113
Hyatt Hotels Corp., Senior Notes	5.750%	1/30/27	436,000	443,318
Marriott International Inc., Senior Notes	3.125%	6/15/26	255,000	252,001
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	229,000	229,908 (b)
Starbucks Corp., Senior Notes	3.800%	8/15/25	555,000	554,773
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Starbucks Corp., Senior Notes	4.750%	2/15/26	$555,000	$555,075
Total Hotels, Restaurants & Leisure				2,388,188
Household Durables — 0.4%
Lennar Corp., Senior Notes	5.250%	6/1/26	682,000	682,372
Specialty Retail — 0.1%
Home Depot Inc., Senior Notes (SOFR + 0.330%)	4.681%	12/24/25	155,000	155,123 (a)

Total Consumer Discretionary				12,821,018
Consumer Staples — 1.7%
Consumer Staples Distribution & Retail — 0.7%
Kroger Co., Senior Notes	3.500%	2/1/26	200,000	198,869
Target Corp., Senior Notes	4.350%	6/15/28	283,000	283,903
The Campbell’s Company, Senior Notes	5.300%	3/20/26	321,000	322,342
Walmart Inc., Senior Notes (SOFR + 0.430%)	4.775%	4/28/27	450,000	451,947 (a)
Total Consumer Staples Distribution & Retail				1,257,061
Food Products — 0.7%
Mars Inc., Senior Notes	4.450%	3/1/27	496,000	496,862 (b)
Mondelez International Inc., Senior Notes	4.250%	5/6/28	645,000	643,045
Total Food Products				1,139,907
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	5.350%	3/22/26	220,000	221,010
Tobacco — 0.2%
Cargill Inc., Senior Notes (SOFR + 0.610%)	4.949%	2/11/28	370,000	370,225 (a)(b)

Total Consumer Staples				2,988,203
Energy — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
Chevron USA Inc., Senior Notes (SOFR + 0.470%)	4.814%	2/26/28	210,000	211,182 (a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	350,534
ONEOK Inc., Senior Notes	5.550%	11/1/26	414,000	418,459
ONEOK Inc., Senior Notes	5.650%	11/1/28	24,000	24,767
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.875%	6/30/26	77,000	77,376

Total Energy				1,082,318
Financials — 54.7%
Banks — 38.3%
ABN AMRO Bank NV, Senior Notes (4.988% to 12/3/27 then 1 year Treasury Constant Maturity Rate + 0.780%)	4.988%	12/3/28	500,000	504,503 (a)(b)
ABN AMRO Bank NV, Senior Notes (6.339% to 9/18/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.339%	9/18/27	800,000	814,748 (a)(b)
ABN AMRO Bank NV, Senior Notes (6.575% to 10/13/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	6.575%	10/13/26	435,000	436,519 (a)(b)
ABN AMRO Bank NV, Senior Notes (SOFR + 0.750%)	5.097%	7/7/28	335,000	335,882 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.620%)	4.970%	6/18/28	445,000	446,596 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.650%)	5.003%	9/30/27	655,000	657,736 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.680%)	5.025%	7/16/27	482,000	484,599 (a)(b)
Banco Bilbao Vizcaya Argentaria SA, Senior Notes	1.125%	9/18/25	200,000	199,083
Banco Bilbao Vizcaya Argentaria SA, Senior Notes (5.862% to 9/14/25 then 1 year Treasury Constant Maturity Rate + 2.300%)	5.862%	9/14/26	800,000	800,952 (a)
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2025 Quarterly Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Banco Bilbao Vizcaya Argentaria SA, Senior Notes (6.138% to 9/14/27 then 1 year Treasury Constant Maturity Rate + 2.700%)	6.138%	9/14/28	$200,000	$206,301 (a)
Banco Santander SA, Senior Notes (5.552% to 3/14/27 then 1 year Treasury Constant Maturity Rate + 1.250%)	5.552%	3/14/28	200,000	202,928 (a)
Banco Santander SA, Senior Notes (6.527% to 11/7/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.527%	11/7/27	600,000	613,651 (a)
Banco Santander SA, Senior Notes (SOFR + 1.120%)	5.464%	7/15/28	600,000	605,312 (a)
Bank of America Corp., Senior Notes (5.080% to 1/20/26 then SOFR + 1.290%)	5.080%	1/20/27	820,000	822,497 (a)
Bank of America Corp., Senior Notes (5.933% to 9/15/26 then SOFR + 1.340%)	5.933%	9/15/27	753,000	764,464 (a)
Bank of America Corp., Senior Notes (SOFR + 0.830%)	5.175%	1/24/29	539,000	539,974 (a)
Bank of America Corp., Senior Notes (SOFR + 1.050%)	5.391%	2/4/28	135,000	136,319 (a)
Bank of Ireland Group PLC, Senior Notes (6.253% to 9/16/25 then 1 year Treasury Constant Maturity Rate + 2.650%)	6.253%	9/16/26	706,000	707,279 (a)(b)
Bank of Montreal, Senior Notes (SOFR + 0.860%)	5.205%	1/27/29	757,000	758,206 (a)
Bank of Montreal, Senior Notes (SOFR + 0.880%)	5.227%	9/10/27	834,000	836,738 (a)
Bank of Nova Scotia, Senior Notes	5.350%	12/7/26	490,000	495,783
Bank of Nova Scotia, Senior Notes (SOFR + 0.780%)	5.126%	6/4/27	671,000	674,025 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.890%)	5.231%	2/14/29	325,000	325,597 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 1.000%)	5.346%	9/8/28	496,000	499,643 (a)
Bank of Nova Scotia, Subordinated Notes	4.500%	12/16/25	230,000	229,818
Banque Federative du Credit Mutuel SA, Senior Notes	5.896%	7/13/26	500,000	507,139 (b)
Banque Federative du Credit Mutuel SA, Senior Notes	4.591%	10/16/28	330,000	330,943 (b)
Banque Federative du Credit Mutuel SA, Senior Notes (SOFR + 0.990%)	5.335%	10/16/28	454,000	455,924 (a)(b)
Banque Federative du Credit Mutuel SA, Senior Notes (SOFR + 1.070%)	5.411%	2/16/28	515,000	519,771 (a)(b)
Barclays PLC, Senior Notes	4.375%	1/12/26	310,000	309,796
Barclays PLC, Senior Notes (5.304% to 8/9/25 then 1 year Treasury Constant Maturity Rate + 2.300%)	5.304%	8/9/26	500,000	500,000 (a)
Barclays PLC, Senior Notes (5.829% to 5/9/26 then SOFR + 2.210%)	5.829%	5/9/27	554,000	558,545 (a)
Barclays PLC, Senior Notes (6.496% to 9/13/26 then SOFR + 1.880%)	6.496%	9/13/27	690,000	703,693 (a)
Barclays PLC, Senior Notes (7.325% to 11/2/25 then 1 year Treasury Constant Maturity Rate + 3.050%)	7.325%	11/2/26	384,000	386,309 (a)
Barclays PLC, Senior Notes (SOFR + 1.490%)	5.838%	3/12/28	200,000	201,703 (a)
BNP Paribas SA, Senior Notes	3.500%	11/16/27	400,000	391,037 (b)
BNP Paribas SA, Senior Notes (SOFR + 1.430%)	5.795%	5/9/29	695,000	703,113 (a)(b)
BNP Paribas SA, Subordinated Notes	4.375%	9/28/25	315,000	314,715 (b)
BPCE SA, Senior Notes (1.652% to 10/6/25 then SOFR + 1.520%)	1.652%	10/6/26	250,000	248,497 (a)(b)
BPCE SA, Senior Notes (5.975% to 1/18/26 then SOFR + 2.100%)	5.975%	1/18/27	819,000	823,485 (a)(b)
BPCE SA, Senior Notes (6.612% to 10/19/26 then SOFR + 1.980%)	6.612%	10/19/27	440,000	449,500 (a)(b)
BPCE SA, Senior Notes (SOFR + 0.960%)	5.311%	9/25/25	250,000	250,293 (a)(b)
CaixaBank SA, Senior Notes (4.634% to 7/3/28 then SOFR + 1.140%)	4.634%	7/3/29	407,000	406,470 (a)(b)
CaixaBank SA, Senior Notes (6.684% to 9/13/26 then SOFR + 2.080%)	6.684%	9/13/27	968,000	988,125 (a)(b)
Canadian Imperial Bank of Commerce, Senior Notes	5.926%	10/2/26	553,000	562,331
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.930%)	5.277%	9/11/27	402,000	404,013 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.940%)	5.292%	6/28/27	511,000	515,003 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 1.030%)	5.383%	3/30/29	410,000	412,058 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 1.220%)	5.569%	10/2/26	230,000	232,155 (a)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.460%)	4.805%	11/27/26	418,000	418,926 (a)(b)
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.640%)	4.988%	3/14/28	$265,000	$266,352 (a)(b)
Commonwealth Bank of Australia, Subordinated Notes	4.500%	12/9/25	620,000	619,227 (b)
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	410,000	409,989
Cooperatieve Rabobank UA, Senior Notes	4.850%	1/9/26	380,000	380,498
Cooperatieve Rabobank UA, Senior Notes	4.883%	1/21/28	250,000	254,141
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	300,000	295,685 (a)(b)
Cooperatieve Rabobank UA, Senior Notes (SOFR + 0.590%)	4.935%	5/27/27	265,000	265,721 (a)
Cooperatieve Rabobank UA, Senior Notes (SOFR + 0.620%)	4.965%	8/28/26	660,000	662,544 (a)
Credit Agricole SA, Senior Notes	5.589%	7/5/26	435,000	439,777 (b)
Credit Agricole SA, Senior Notes	5.134%	3/11/27	250,000	253,027 (b)
Credit Agricole SA, Senior Notes (4.631% to 9/11/27 then SOFR + 1.210%)	4.631%	9/11/28	465,000	464,880 (a)(b)
Credit Agricole SA, Senior Notes (SOFR + 0.870%)	5.217%	3/11/27	294,000	294,875 (a)(b)
Credit Agricole SA, Senior Notes (SOFR + 1.210%)	5.557%	9/11/28	290,000	292,123 (a)(b)
Danske Bank A/S, Senior Notes (1.621% to 9/11/25 then 1 year Treasury Constant Maturity Rate + 1.350%)	1.621%	9/11/26	200,000	199,287 (a)(b)
DNB Bank ASA, Senior Notes (5.896% to 10/9/25 then SOFR + 1.950%)	5.896%	10/9/26	1,273,000	1,275,996 (a)(b)
Fifth Third Bank NA, Senior Notes (4.967% to 1/28/27 then SOFR + 0.810%)	4.967%	1/28/28	500,000	503,167 (a)
Fifth Third Bank NA, Senior Notes (SOFR + 0.810%)	5.155%	1/28/28	500,000	500,306 (a)
Goldman Sachs Bank USA, Senior Notes (SOFR + 0.750%)	5.092%	5/21/27	543,000	544,520 (a)
Goldman Sachs Bank USA, Senior Notes (SOFR + 0.770%)	5.120%	3/18/27	150,000	150,337 (a)
Huntington National Bank, Senior Notes (4.871% to 4/12/27 then SOFR + 0.720%)	4.871%	4/12/28	275,000	276,501 (a)
Huntington National Bank, Senior Notes (SOFR + 0.720%)	5.064%	4/12/28	830,000	830,094 (a)
ING Groep NV, Senior Notes	3.950%	3/29/27	515,000	511,010
ING Groep NV, Senior Notes (6.083% to 9/11/26 then SOFR + 1.560%)	6.083%	9/11/27	200,000	203,101 (a)
ING Groep NV, Senior Notes (SOFR + 1.010%)	5.363%	4/1/27	200,000	200,655 (a)
ING Groep NV, Senior Notes (SOFR + 1.010%)	5.362%	3/25/29	700,000	703,381 (a)
ING Groep NV, Senior Notes (SOFR + 1.560%)	5.907%	9/11/27	500,000	505,029 (a)
Intesa Sanpaolo SpA (SOFR + 0.940%)	5.300%	8/18/25	250,000	250,087 (a)
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	322,000	324,013 (b)
JPMorgan Chase & Co., Senior Notes (4.505% to 10/22/27 then SOFR + 0.860%)	4.505%	10/22/28	370,000	370,490 (a)
JPMorgan Chase & Co., Senior Notes (5.571% to 4/22/27 then SOFR + 0.930%)	5.571%	4/22/28	280,000	285,024 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.800%)	5.145%	1/24/29	633,000	634,294 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.860%)	5.204%	10/22/28	580,000	582,806 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.920%)	5.264%	4/22/28	537,000	539,637 (a)
KeyBank NA/Cleveland OH, Senior Notes	4.150%	8/8/25	542,000	541,876
KeyCorp, Senior Notes	4.150%	10/29/25	635,000	634,115
Lloyds Banking Group PLC, Senior Notes (4.716% to 8/11/25 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.716%	8/11/26	200,000	199,969 (a)
Lloyds Banking Group PLC, Senior Notes (4.818% to 6/13/28 then 1 year Treasury Constant Maturity Rate + 0.830%)	4.818%	6/13/29	200,000	201,211 (a)
Lloyds Banking Group PLC, Senior Notes (5.087% to 11/26/27 then 1 year Treasury Constant Maturity Rate + 0.850%)	5.087%	11/26/28	345,000	348,824 (a)
Lloyds Banking Group PLC, Senior Notes (5.462% to 1/5/27 then 1 year Treasury Constant Maturity Rate + 1.375%)	5.462%	1/5/28	530,000	535,942 (a)
Lloyds Banking Group PLC, Senior Notes (5.985% to 8/7/26 then 1 year Treasury Constant Maturity Rate + 1.480%)	5.985%	8/7/27	200,000	202,596 (a)
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2025 Quarterly Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Lloyds Banking Group PLC, Senior Notes (SOFR + 1.060%)	5.407%	6/13/29	$270,000	$270,981 (a)
Lloyds Banking Group PLC, Senior Notes (SOFR + 1.560%)	5.902%	8/7/27	200,000	201,907 (a)
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	285,000	284,860
Macquarie Bank Ltd., Senior Notes	5.391%	12/7/26	465,000	472,020 (b)
Macquarie Bank Ltd., Senior Notes (SOFR + 0.740%)	5.088%	6/12/28	540,000	541,671 (a)(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (5.017% to 7/20/27 then 1 year Treasury Constant Maturity Rate + 1.950%)	5.017%	7/20/28	630,000	636,109 (a)
Mizuho Financial Group Inc., Subordinated Notes	4.353%	10/20/25	300,000	299,559 (b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.600%)	4.945%	10/26/27	559,000	560,735 (a)(b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.620%)	4.967%	6/11/27	250,000	250,863 (a)(b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.650%)	4.998%	6/13/28	405,000	406,589 (a)(b)
National Bank of Canada, Senior Notes (4.702% to 3/5/26 then SOFR + 0.557%)	4.702%	3/5/27	315,000	314,648 (a)
National Bank of Canada, Senior Notes (5.600% to 7/2/26 then SOFR + 1.036%)	5.600%	7/2/27	775,000	781,608 (a)
National Bank of Canada, Senior Notes (SOFR + 1.030%)	5.379%	7/2/27	250,000	251,012 (a)
NatWest Group PLC, Senior Notes (5.583% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 1.100%)	5.583%	3/1/28	324,000	329,003 (a)
NatWest Group PLC, Senior Notes (5.847% to 3/2/26 then 1 year Treasury Constant Maturity Rate + 1.350%)	5.847%	3/2/27	892,000	897,967 (a)
NatWest Group PLC, Senior Notes (7.472% to 11/10/25 then 1 year Treasury Constant Maturity Rate + 2.850%)	7.472%	11/10/26	200,000	201,434 (a)
NatWest Group PLC, Senior Notes (SOFR + 1.100%)	5.443%	5/23/29	200,000	200,610 (a)
NatWest Group PLC, Senior Notes (SOFR + 1.250%)	5.595%	3/1/28	470,000	473,095 (a)
Nordea Bank Abp, Senior Notes (SOFR + 0.700%)	5.050%	3/17/28	260,000	260,938 (a)(b)
Nordea Bank Abp, Senior Notes (SOFR + 0.740%)	5.090%	3/19/27	200,000	201,045 (a)(b)
PNC Bank NA, Senior Notes (4.429% to 7/21/27 then SOFR + 0.727%)	4.429%	7/21/28	250,000	250,032 (a)
PNC Bank NA, Senior Notes (4.775% to 1/15/26 then SOFR + 0.504%)	4.775%	1/15/27	275,000	275,138 (a)
PNC Bank NA, Senior Notes (SOFR + 0.500%)	4.844%	1/15/27	250,000	250,231 (a)
PNC Bank NA, Senior Notes (SOFR + 0.730%)	5.074%	7/21/28	250,000	250,734 (a)
PNC Financial Services Group Inc., Senior Notes (4.758% to 1/26/26 then SOFR + 1.085%)	4.758%	1/26/27	820,000	820,174 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.720%)	5.064%	10/18/27	552,000	553,770 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.790%)	5.134%	7/23/27	890,000	892,691 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.830%)	5.175%	1/24/29	434,000	434,834 (a)
Royal Bank of Canada, Senior Notes (SOFR + 1.080%)	5.423%	7/20/26	280,000	282,127 (a)
Santander UK Group Holdings PLC, Senior Notes (3.823% to 11/3/27 then 3 mo. USD LIBOR + 1.400%)	3.823%	11/3/28	500,000	489,671 (a)
Santander UK Group Holdings PLC, Senior Notes (6.833% to 11/21/25 then SOFR + 2.749%)	6.833%	11/21/26	300,000	301,764 (a)
Skandinaviska Enskilda Banken AB, Senior Notes	5.125%	3/5/27	400,000	405,060 (b)
Skandinaviska Enskilda Banken AB, Senior Notes (SOFR + 0.750%)	5.097%	6/2/28	540,000	543,517 (a)(b)
Societe Generale SA, Senior Notes	4.000%	1/12/27	200,000	198,225 (b)
Societe Generale SA, Senior Notes	5.250%	2/19/27	800,000	806,404 (b)
Societe Generale SA, Senior Notes (6.447% to 1/12/26 then 1 year Treasury Constant Maturity Rate + 2.300%)	6.447%	1/12/27	605,000	609,094 (a)(b)
Societe Generale SA, Senior Notes (SOFR + 1.100%)	5.442%	2/19/27	350,000	350,726 (a)(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes	5.520%	1/13/28	377,000	387,633
Svenska Handelsbanken AB, Senior Notes (SOFR + 0.660%)	5.005%	5/28/27	370,000	371,260 (a)(b)
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Svenska Handelsbanken AB, Senior Notes (SOFR + 0.740%)	5.083%	5/23/28	$465,000	$468,144 (a)(b)
Toronto-Dominion Bank, Senior Notes	5.103%	1/9/26	59,000	59,140
Toronto-Dominion Bank, Senior Notes (SOFR + 0.480%)	4.827%	8/29/25	395,000	395,128 (a)
Toronto-Dominion Bank, Senior Notes (SOFR + 0.620%)	4.970%	12/17/26	370,000	371,288 (a)
Toronto-Dominion Bank, Senior Notes (SOFR + 0.820%)	5.164%	1/31/28	690,000	692,245 (a)
Toronto-Dominion Bank, Senior Notes (SOFR + 1.080%)	5.424%	7/17/26	715,000	720,011 (a)
Truist Bank, Senior Notes (4.420% to 7/24/27 then SOFR + 0.770%)	4.420%	7/24/28	296,000	295,620 (a)
Truist Bank, Senior Notes (4.671% to 5/20/26 then SOFR + 0.590%)	4.671%	5/20/27	670,000	670,048 (a)
Truist Bank, Senior Notes (SOFR + 0.770%)	5.115%	7/24/28	510,000	511,079 (a)
Truist Financial Corp., Senior Notes (5.900% to 10/28/25 then SOFR + 1.626%)	5.900%	10/28/26	570,000	571,516 (a)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	493,000	498,201 (a)
UniCredit SpA, Senior Notes	4.625%	4/12/27	210,000	209,556 (b)
US Bancorp, Senior Notes (5.727% to 10/21/25 then SOFR + 1.430%)	5.727%	10/21/26	372,000	372,816 (a)
US Bank NA/Cincinnati OH, Senior Notes (4.507% to 10/22/26 then SOFR + 0.690%)	4.507%	10/22/27	820,000	819,842 (a)
US Bank NA/Cincinnati OH, Senior Notes (4.730% to 5/15/27 then SOFR + 0.910%)	4.730%	5/15/28	280,000	281,281 (a)
US Bank NA/Cincinnati OH, Senior Notes (SOFR + 0.910%)	5.251%	5/15/28	350,000	351,960 (a)
Wells Fargo & Co., Senior Notes (5.707% to 4/22/27 then SOFR + 1.070%)	5.707%	4/22/28	750,000	764,819 (a)
Wells Fargo & Co., Senior Notes (SOFR + 1.370%)	5.714%	4/23/29	620,000	629,025 (a)
Westpac Banking Corp., Senior Notes (SOFR + 0.460%)	4.803%	10/20/26	1,020,000	1,021,643 (a)
Westpac Banking Corp., Senior Notes (SOFR + 0.720%)	5.061%	11/17/25	206,000	206,322 (a)
Total Banks				67,865,227
Capital Markets — 7.0%
Bank of New York Mellon Corp., Senior Notes (4.441% to 6/9/27 then SOFR + 0.680%)	4.441%	6/9/28	200,000	200,453 (a)
Bank of New York Mellon Corp., Senior Notes (4.587% to 4/20/26 then SOFR + 0.693%)	4.587%	4/20/27	250,000	250,341 (a)
Bank of New York Mellon Corp., Senior Notes (SOFR + 0.680%)	5.026%	6/9/28	335,000	336,657 (a)
Bank of New York Mellon Corp., Senior Notes (SOFR + 0.830%)	5.174%	7/21/28	293,000	293,970 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.600%	8/8/25	150,000	150,025 (b)
Daimler Truck Finance North America LLC, Senior Notes	5.000%	1/15/27	417,000	420,100 (b)
Daimler Truck Finance North America LLC, Senior Notes (SOFR + 0.840%)	5.184%	1/13/28	355,000	355,460 (a)(b)
Daimler Truck Finance North America LLC, Senior Notes (SOFR + 0.960%)	5.311%	9/25/27	300,000	300,918 (a)(b)
Deutsche Bank AG, Senior Notes (2.129% to 11/24/25 then SOFR + 1.870%)	2.129%	11/24/26	724,000	717,899 (a)
Deutsche Bank AG, Senior Notes (2.552% to 1/7/27 then SOFR + 1.318%)	2.552%	1/7/28	370,000	358,996 (a)
Deutsche Bank AG, Senior Notes (7.146% to 7/13/26 then SOFR + 2.520%)	7.146%	7/13/27	744,000	760,622 (a)
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	161,000	159,677
Goldman Sachs Group Inc., Senior Notes (3 mo. Term SOFR + 2.012%)	6.325%	10/28/27	11,000	11,201 (a)
Goldman Sachs Group Inc., Senior Notes (5.798% to 8/10/25 then SOFR + 1.075%)	5.798%	8/10/26	820,000	820,165 (a)
Goldman Sachs Group Inc., Senior Notes (SOFR + 1.065%)	5.404%	8/10/26	195,000	195,154 (a)
Goldman Sachs Group Inc., Senior Notes (SOFR + 1.290%)	5.634%	4/23/28	345,000	348,134 (a)
Jefferies Financial Group Inc., Senior Notes	5.000%	2/10/26	845,000	844,679
Jefferies Financial Group Inc., Senior Notes	5.030%	3/16/26	548,000	548,499
Macquarie Group Ltd., Senior Notes (5.108% to 8/9/25 then SOFR + 2.208%)	5.108%	8/9/26	436,000	436,067 (a)(b)
Morgan Stanley, Senior Notes	3.125%	7/27/26	49,000	48,396
Morgan Stanley, Senior Notes (5.050% to 1/28/26 then SOFR + 1.295%)	5.050%	1/28/27	520,000	520,990 (a)
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2025 Quarterly Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (5.652% to 4/13/27 then SOFR + 1.010%)	5.652%	4/13/28	$950,000	$968,011 (a)
Morgan Stanley, Senior Notes (6.138% to 10/16/25 then SOFR + 1.770%)	6.138%	10/16/26	117,000	117,312 (a)
Morgan Stanley, Senior Notes (SOFR + 1.020%)	5.365%	4/13/28	150,000	150,820 (a)
Morgan Stanley Bank NA, Senior Notes (SOFR + 0.940%)	5.285%	7/14/28	384,000	386,337 (a)
State Street Bank & Trust Co., Senior Notes (SOFR + 0.460%)	4.803%	11/25/26	250,000	250,212 (a)
State Street Corp., Senior Notes (SOFR + 0.640%)	4.984%	10/22/27	172,000	172,326 (a)
State Street Corp., Senior Notes (SOFR + 0.845%)	5.183%	8/3/26	97,000	97,442 (a)
State Street Corp., Senior Notes (SOFR + 0.950%)	5.295%	4/24/28	210,000	211,097 (a)
UBS Group AG, Senior Notes	4.282%	1/9/28	820,000	815,608 (b)
UBS Group AG, Senior Notes (1.305% to 2/2/26 then SOFR + 0.980%)	1.305%	2/2/27	250,000	245,902 (a)(b)
UBS Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	460,000	452,686 (a)(b)
UBS Group AG, Senior Notes (6.327% to 12/22/26 then 1 year Treasury Constant Maturity Rate + 1.600%)	6.327%	12/22/27	200,000	204,749 (a)(b)
UBS Group AG, Senior Notes (6.442% to 8/11/27 then SOFR + 3.700%)	6.442%	8/11/28	250,000	258,776 (a)(b)
Total Capital Markets				12,409,681
Consumer Finance — 2.4%
American Express Co., Senior Notes	4.900%	2/13/26	43,000	43,059
American Express Co., Senior Notes (6.338% to 10/30/25 then SOFR + 1.330%)	6.338%	10/30/26	556,000	558,219 (a)
American Express Co., Senior Notes (SOFR + 0.760%)	5.100%	2/13/26	19,000	19,037 (a)
American Express Co., Senior Notes (SOFR + 0.930%)	5.275%	7/26/28	228,000	229,645 (a)
American Express Co., Senior Notes (SOFR + 0.970%)	5.315%	7/28/27	280,000	281,156 (a)
American Express Co., Senior Notes (SOFR + 1.000%)	5.341%	2/16/28	465,000	467,862 (a)
American Express Co., Senior Notes (SOFR + 1.260%)	5.605%	4/25/29	550,000	558,250 (a)
American Express Co., Senior Notes (SOFR + 1.350%)	5.694%	10/30/26	8,000	8,031 (a)
Capital One Financial Corp., Senior Notes	3.750%	3/9/27	343,000	339,631
Capital One Financial Corp., Senior Notes (4.927% to 5/10/27 then SOFR + 2.057%)	4.927%	5/10/28	735,000	739,266 (a)
Capital One Financial Corp., Subordinated Notes	4.200%	10/29/25	850,000	848,473
Mercedes-Benz Finance North America LLC, Senior Notes	4.750%	8/1/27	263,000	264,364 (b)
Total Consumer Finance				4,356,993
Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.750%	1/30/26	309,000	304,849
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	705,000	686,469
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	4/1/28	690,000	695,417
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	380,000	361,751
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.560%)	4.901%	11/15/27	643,000	643,668 (a)
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.690%)	5.035%	10/16/26	145,000	145,788 (a)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.500%)	4.847%	9/23/25	293,000	293,092 (a)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.500%)	4.848%	5/1/26	310,000	310,251 (a)(b)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.600%)	4.947%	10/6/25	301,000	301,189 (a)(b)
PayPal Holdings Inc., Senior Notes (SOFR + 0.670%)	5.016%	3/6/28	265,000	266,243 (a)
Total Financial Services				4,008,717
Insurance — 4.7%
AEGON Funding Co. LLC, Senior Notes	5.500%	4/16/27	360,000	363,727 (b)
Arthur J Gallagher & Co., Senior Notes	4.600%	12/15/27	279,000	280,076
Athene Global Funding, Secured Notes	4.950%	1/7/27	871,000	875,312 (b)
Athene Global Funding, Secured Notes	5.349%	7/9/27	397,000	402,408 (b)
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Athene Global Funding, Secured Notes (SOFR + 0.950%)	5.296%	3/6/28	$419,000	$421,111 (a)(b)
Athene Global Funding, Senior Secured Notes	4.860%	8/27/26	292,000	293,096 (b)
Brown & Brown Inc., Senior Notes	4.600%	12/23/26	205,000	205,424
CNO Global Funding, Secured Notes	4.875%	12/10/27	90,000	90,567 (b)
Corebridge Global Funding, Secured Notes	5.350%	6/24/26	475,000	478,481 (b)
Corebridge Global Funding, Senior Secured Notes (SOFR + 1.300%)	5.652%	9/25/26	510,000	513,596 (a)(b)
Marsh & McLennan Cos. Inc., Senior Notes (SOFR + 0.700%)	5.039%	11/8/27	235,000	236,251 (a)
MassMutual Global Funding II, Secured Notes (SOFR + 0.740%)	5.084%	4/9/27	400,000	402,076 (a)(b)
Metropolitan Life Global Funding I, Secured Notes	5.000%	1/6/26	150,000	150,286 (b)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.700%)	5.047%	6/11/27	300,000	300,552 (a)(b)
Mutual of Omaha Cos. Global Funding, Secured Notes	5.800%	7/27/26	250,000	253,355 (b)
New York Life Global Funding, Secured Notes (SOFR + 0.660%)	5.005%	7/25/28	435,000	436,053 (a)(b)
New York Life Global Funding, Senior Secured Notes (SOFR + 0.670%)	5.019%	4/2/27	955,000	959,113 (a)(b)
New York Life Global Funding, Senior Secured Notes (SOFR + 0.880%)	5.225%	4/25/28	345,000	348,450 (a)(b)
Northwestern Mutual Global Funding, Secured Notes	5.070%	3/25/27	164,000	165,906 (b)
Pacific Life Global Funding II, Secured Notes (SOFR + 0.850%)	5.191%	2/5/27	31,000	31,203 (a)(b)
Pacific Life Global Funding II, Secured Notes (SOFR + 1.050%)	5.395%	7/28/26	400,000	402,856 (a)(b)
Principal Life Global Funding II, Secured Notes	4.600%	8/19/27	97,000	97,224 (b)
Protective Life Global Funding, Secured Notes	4.335%	9/13/27	450,000	450,352 (b)
Protective Life Global Funding, Secured Notes (SOFR + 0.700%)	5.044%	4/10/26	233,000	233,431 (a)(b)
Total Insurance				8,390,906

Total Financials				97,031,524
Health Care — 1.2%
Health Care Equipment & Supplies — 0.2%
GE HealthCare Technologies Inc., Senior Notes	5.600%	11/15/25	431,000	431,780
Health Care Providers & Services — 0.3%
CVS Health Corp., Senior Notes	5.000%	2/20/26	124,000	124,117
UnitedHealth Group Inc., Senior Notes (SOFR + 0.500%)	4.844%	7/15/26	411,000	411,996 (a)
Total Health Care Providers & Services				536,113
Life Sciences Tools & Services — 0.2%
Illumina Inc., Senior Notes	4.650%	9/9/26	322,000	321,919
Pharmaceuticals — 0.5%
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.450%	5/19/26	872,000	872,572

Total Health Care				2,162,384
Industrials — 2.1%
Aerospace & Defense — 0.3%
Boeing Co., Senior Notes	2.250%	6/15/26	250,000	244,858
Howmet Aerospace Inc., Senior Notes	5.900%	2/1/27	164,000	167,419
RTX Corp., Senior Notes	5.000%	2/27/26	121,000	121,240
Total Aerospace & Defense				533,517
Building Products — 0.1%
Owens Corning, Senior Notes	5.500%	6/15/27	145,000	147,528
Ground Transportation — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Notes	1.200%	11/15/25	265,000	262,285 (b)
Industrial Conglomerates — 0.1%
Siemens Funding BV, Senior Notes (SOFR + 0.640%)	4.984%	5/26/28	200,000	200,558 (a)(b)
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2025 Quarterly Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Machinery — 0.9%
John Deere Capital Corp., Senior Notes (SOFR + 0.500%)	4.847%	3/6/28	$425,000	$426,101 (a)
John Deere Capital Corp., Senior Notes (SOFR + 0.600%)	4.946%	6/11/27	490,000	492,074 (a)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes (SOFR + 0.980%)	5.326%	9/10/27	580,000	586,046 (a)(b)
Total Machinery				1,504,221
Trading Companies & Distributors — 0.6%
Air Lease Corp., Senior Notes	2.875%	1/15/26	719,000	712,828
Air Lease Corp., Senior Notes	5.300%	6/25/26	307,000	308,505
Total Trading Companies & Distributors				1,021,333

Total Industrials				3,669,442
Information Technology — 1.6%
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Senior Notes	4.375%	6/12/28	470,000	471,232
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Inc., Senior Notes	5.050%	7/12/27	506,000	512,166
Broadcom Inc., Senior Notes	4.800%	4/15/28	157,000	158,830
Microchip Technology Inc., Senior Notes	4.250%	9/1/25	220,000	219,852
Total Semiconductors & Semiconductor Equipment				890,848
Software — 0.4%
Oracle Corp., Senior Notes	1.650%	3/25/26	265,000	259,833
Oracle Corp., Senior Notes (SOFR + 0.760%)	5.101%	8/3/28	445,000	447,980 (a)
Synopsys Inc., Senior Notes	4.550%	4/1/27	75,000	75,144
Total Software				782,957
Technology Hardware, Storage & Peripherals — 0.4%
Hewlett Packard Enterprise Co., Senior Notes	4.900%	10/15/25	749,000	749,034

Total Information Technology				2,894,071
Materials — 0.5%
Chemicals — 0.2%
Sherwin-Williams Co., Senior Notes	3.450%	8/1/25	237,000	237,000
Sherwin-Williams Co., Senior Notes	4.250%	8/8/25	143,000	142,986
Total Chemicals				379,986
Metals & Mining — 0.2%
Rio Tinto Finance USA PLC, Senior Notes (SOFR + 0.840%)	5.188%	3/14/28	310,000	312,430 (a)
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Senior Notes	4.400%	6/30/28	115,000	115,241 (b)

Total Materials				807,657
Real Estate — 3.0%
Diversified REITs — 0.7%
Essex Portfolio LP, Senior Notes	3.375%	4/15/26	150,000	148,659
Realty Income Corp., Senior Notes	5.050%	1/13/26	84,000	83,966
Realty Income Corp., Senior Notes	0.750%	3/15/26	400,000	390,394
Realty Income Corp., Senior Notes	4.875%	6/1/26	619,000	619,763
Total Diversified REITs				1,242,782
Office REITs — 0.4%
Boston Properties LP, Senior Notes	3.650%	2/1/26	724,000	720,206
Residential REITs — 0.5%
Camden Property Trust, Senior Notes	5.850%	11/3/26	811,000	823,272
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Retail REITs — 1.1%
Nationwide Building Society, Senior Notes (6.557% to 10/18/26 then SOFR + 1.910%)	6.557%	10/18/27	$1,049,000	$1,071,669 (a)(b)
Nationwide Building Society, Senior Notes (SOFR + 1.070%)	5.414%	7/14/29	294,000	294,694 (a)(b)
Nationwide Building Society, Senior Notes (SOFR + 1.290%)	5.631%	2/16/28	420,000	423,490 (a)(b)
Simon Property Group LP, Senior Notes	3.500%	9/1/25	195,000	194,811
Total Retail REITs				1,984,664
Specialized REITs — 0.3%
American Tower Corp., Senior Notes	1.300%	9/15/25	55,000	54,757
American Tower Corp., Senior Notes	3.375%	10/15/26	77,000	75,985
Public Storage Operating Co., Senior Notes (SOFR + 0.700%)	5.045%	4/16/27	380,000	380,808 (a)
Total Specialized REITs				511,550

Total Real Estate				5,282,474
Utilities — 1.8%
Electric Utilities — 1.2%
Duke Energy Corp., Senior Notes	0.900%	9/15/25	235,000	233,878
Electricite de France SA, Senior Notes	3.625%	10/13/25	90,000	89,762 (b)
Eversource Energy, Senior Notes	4.750%	5/15/26	162,000	162,060
Georgia Power Co., Senior Notes (SOFR + 0.280%)	4.628%	9/15/26	160,000	160,010 (a)
NextEra Energy Capital Holdings Inc., Senior Notes	5.749%	9/1/25	370,000	370,237
NextEra Energy Capital Holdings Inc., Senior Notes	3.550%	5/1/27	470,000	462,872
NextEra Energy Capital Holdings Inc., Senior Notes	4.685%	9/1/27	100,000	100,520 (c)
NextEra Energy Capital Holdings Inc., Senior Notes	4.850%	2/4/28	75,000	75,811
NextEra Energy Capital Holdings Inc., Senior Notes (SOFR + 0.800%)	5.141%	2/4/28	215,000	216,858 (a)
Pacific Gas and Electric Co., First Mortgage Bonds (SOFR + 0.950%)	5.296%	9/4/25	200,000	200,041 (a)
Total Electric Utilities				2,072,049
Multi-Utilities — 0.6%
Dominion Energy Inc., Senior Notes	3.900%	10/1/25	121,000	120,850
Dominion Energy Inc., Senior Notes	4.600%	5/15/28	175,000	175,760
DTE Energy Co., Senior Notes	4.950%	7/1/27	60,000	60,559
NiSource Inc., Senior Notes	0.950%	8/15/25	482,000	481,373
WEC Energy Group Inc., Senior Notes	5.600%	9/12/26	214,000	216,272
Total Multi-Utilities				1,054,814

Total Utilities				3,126,863
Total Corporate Bonds & Notes (Cost — $132,195,715)				132,635,393
Asset-Backed Securities — 3.0%
Capital One Prime Auto Receivables Trust, 2023-1 A3	4.870%	2/15/28	348,643	349,331
CarMax Auto Owner Trust, 2022-2 A3	3.490%	2/16/27	32,033	31,969
CarMax Auto Owner Trust, 2024-2 A3	5.500%	1/16/29	408,000	412,819
Chase Auto Owner Trust, 2024-3A A2	5.530%	9/27/27	171,247	171,644 (b)
Citizens Auto Receivables Trust, 2024-2 A2B (30 Day Average SOFR + 0.540%)	4.880%	11/16/26	37,934	37,941 (a)(b)
GM Financial Consumer Automobile Receivables Trust, 2022-2 A3	3.100%	2/16/27	42,678	42,566
GM Financial Consumer Automobile Receivables Trust, 2023-1 A3	4.660%	2/16/28	168,407	168,530
GM Financial Consumer Automobile Receivables Trust, 2024-1 A3	4.850%	12/18/28	290,000	291,242
GM Financial Consumer Automobile Receivables Trust, 2024-2 A3	5.100%	3/16/29	353,000	355,711
Harley-Davidson Motorcycle Trust, 2023-B A3	5.690%	8/15/28	108,920	109,669
Harley-Davidson Motorcycle Trust, 2024-A A2	5.650%	2/16/27	77,693	77,773
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2025 Quarterly Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Honda Auto Receivables Owner Trust, 2023-1 A3	5.040%	4/21/27	$366,734	$367,473
Honda Auto Receivables Owner Trust, 2023-4 A2	5.870%	6/22/26	286	286
Honda Auto Receivables Owner Trust, 2023-4 A3	5.670%	6/21/28	629,000	634,840
Huntington Auto Trust, 2024-1A A2	5.500%	3/15/27	18,457	18,469 (b)
Hyundai Auto Receivables Trust, 2023-A A3	4.580%	4/15/27	214,389	214,425
Hyundai Auto Receivables Trust, 2023-B A3	5.480%	4/17/28	459,713	462,600
Hyundai Auto Receivables Trust, 2023-C A2A	5.800%	1/15/27	19,739	19,751
Nissan Auto Receivables Owner Trust, 2025-A A2B (30 Day Average SOFR + 0.450%)	4.790%	2/15/28	214,000	214,323 (a)
Toyota Auto Receivables Owner Trust, 2022-C A3	3.760%	4/15/27	89,579	89,331
Toyota Auto Receivables Owner Trust, 2024-D A2B (30 Day Average SOFR + 0.390%)	4.730%	8/16/27	135,281	135,335 (a)
USB Auto Owner Trust, 2025-1A A2	4.510%	6/15/28	206,000	206,122 (b)
Volkswagen Auto Loan Enhanced Trust, 2023-2 A2A	5.720%	3/22/27	108,052	108,233
World Omni Auto Receivables Trust, 2024-A A3	4.860%	3/15/29	795,000	797,933

Total Asset-Backed Securities (Cost — $5,306,743)				5,318,316
U.S. Government & Agency Obligations — 1.5%
U.S. Government Obligations — 1.5%
U.S. Treasury Notes	5.000%	9/30/25	583,000	583,539
U.S. Treasury Notes	4.875%	4/30/26	2,105,000	2,114,446

Total U.S. Government & Agency Obligations (Cost — $2,682,919)				2,697,985
Total Investments before Short-Term Investments (Cost — $140,185,377)				140,651,694

Short-Term Investments — 20.8%
Commercial Paper — 19.8%
AES Corp.	4.959%	8/1/25	1,145,000	1,144,848 (d)
Agree LP	4.963%	8/1/25	1,042,000	1,041,862 (d)
Air Lease Corp.	4.884%	8/5/25	250,000	249,837 (d)
Air Lease Corp.	4.997%	8/20/25	573,000	571,471 (d)
Alexandria Real Estate Equities Inc.	4.860%	8/1/25	776,000	775,899 (d)
Alexandria Real Estate Equities Inc.	4.718%	8/8/25	630,000	629,364 (d)
Alimentation Couche-Tard Inc.	4.779%	8/4/25	410,000	409,790 (d)
Alimentation Couche-Tard Inc.	4.801%	8/8/25	519,000	518,467 (d)
Alimentation Couche-Tard Inc.	4.823%	8/14/25	329,000	328,406 (d)
Alimentation Couche-Tard Inc.	4.845%	8/19/25	346,000	345,149 (d)
AvalonBay Communities Inc.	4.717%	8/5/25	1,144,000	1,143,278 (d)
AvalonBay Communities Inc.	4.723%	8/7/25	410,000	409,637 (d)
Bayer AG	4.784%	7/20/26	880,000	841,010 (d)
Bell Canada	4.634%	8/21/25	485,000	483,738 (d)
Bell Canada	4.643%	8/28/25	420,000	418,540 (d)
Boston Properties LP	4.770%	8/11/25	530,000	529,256 (d)
Boston Properties LP	4.800%	8/25/25	290,000	289,070 (d)
Boston Properties LP	4.797%	9/3/25	251,000	249,907 (d)
Charles Schwab Corp.	4.544%	11/14/25	395,000	389,935 (d)
CRH America Finance Inc.	4.763%	8/29/25	515,000	513,100 (d)
CRH America Finance Inc.	4.764%	9/2/25	250,000	248,950 (d)
CRH America Finance Inc.	4.811%	10/16/25	645,000	638,638 (d)
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Crown Castle Inc.	5.167%	8/5/25	$250,000	$249,828 (d)
CVS Health Corp.	5.006%	8/1/25	562,000	561,925 (d)
CVS Health Corp.	5.024%	8/4/25	646,000	645,653 (d)
CVS Health Corp.	5.278%	9/25/25	250,000	248,035 (d)
Dominion Energy Inc.	4.699%	8/6/25	917,000	916,308 (d)
Duke Energy Corp.	4.649%	8/1/25	500,000	499,938 (d)
Duke Energy Corp.	4.736%	9/26/25	500,000	496,400 (d)
Enbridge US Inc.	4.758%	8/15/25	488,000	487,069 (d)
Energy Transfer LP	4.703%	8/1/25	830,000	829,895 (d)
Essex Portfolio LP	4.790%	8/7/25	525,000	524,529 (d)
Fidelity National Information Services Inc.	4.727%	8/8/25	694,000	693,298 (d)
Fidelity National Information Services Inc.	4.748%	8/14/25	439,000	438,220 (d)
General Motors Co.	4.726%	9/8/25	263,000	261,706 (d)
Intercontinental Exchange Inc.	4.679%	8/11/25	330,000	329,546 (d)
Intercontinental Exchange Inc.	4.785%	8/14/25	488,000	487,126 (d)
Intesa Sanpaolo SpA	4.975%	11/12/25	600,000	591,757 (d)
Marriott International Inc.	4.802%	8/5/25	385,000	384,753 (d)
Marriott International Inc.	4.864%	8/15/25	305,000	304,405 (d)
Marriott International Inc.	4.825%	8/25/25	550,000	548,228 (d)
Marriott International Inc.	4.769%	9/9/25	250,000	248,727 (d)
Mid-America Apartments LP	4.703%	8/1/25	353,000	352,956 (d)
Mid-America Apartments LP	4.713%	8/4/25	371,000	370,813 (d)
Mid-America Apartments LP	4.717%	8/5/25	448,000	447,717 (d)
Mid-America Apartments LP	4.720%	8/6/25	273,000	272,793 (d)
Mid-America Apartments LP	4.741%	8/12/25	445,000	444,323 (d)
Nutrien Ltd.	4.805%	8/18/25	565,000	563,694 (d)
Nutrien Ltd.	4.808%	9/3/25	430,000	428,123 (d)
Nutrien Ltd.	4.814%	9/12/25	546,000	542,984 (d)
ONEOK Inc.	4.858%	8/5/25	280,000	279,818 (d)
ONEOK Inc.	4.849%	8/6/25	353,000	352,725 (d)
Oracle Corp.	4.740%	8/22/25	405,000	403,871 (d)
Oracle Corp.	4.733%	8/28/25	420,000	418,513 (d)
O’Reilly Automotive Inc.	4.768%	8/8/25	523,000	522,466 (d)
Penske Truck Leasing Co.	4.787%	8/1/25	654,000	653,916 (d)
Penske Truck Leasing Co.	4.805%	8/6/25	505,000	504,611 (d)
Penske Truck Leasing Co.	4.901%	8/25/25	381,000	379,753 (d)
Phillips	4.796%	9/2/25	490,000	487,929 (d)
Protective Life Corp.	4.764%	8/14/25	308,000	307,451 (d)
RTX Corp.	4.752%	8/6/25	499,000	498,619 (d)
Sempra	4.752%	8/12/25	500,000	499,237 (d)
Targa Resources Corp.	5.059%	8/1/25	840,000	839,886 (d)
UDR Inc.	4.717%	8/5/25	425,000	424,732 (d)
UDR Inc.	4.765%	8/19/25	343,000	342,170 (d)
UDR Inc.	4.768%	8/21/25	680,000	678,180 (d)
Volkswagen Financial Services	4.824%	8/13/25	451,000	450,244 (d)
Volkswagen Financial Services	4.769%	9/9/25	500,000	497,454 (d)
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2025 Quarterly Report

 Putnam ESG Ultra Short ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Vulcan Materials Co.	4.741%	8/6/25	$1,128,000	$1,127,141 (d)

Total Commercial Paper (Cost — $35,010,402)				35,009,617
			Shares
Money Market Funds — 0.7%
Putnam Government Money Market Fund, Class P Shares (Cost — $1,273,161)	4.080%		1,273,161	1,273,161 (e)(f)
		Maturity Date	Face Amount
Certificates of Deposit — 0.3%
Intesa Sanpaolo SpA (Cost — $538,000)	5.050%	1/13/26	$538,000	538,660

Total Short-Term Investments (Cost — $36,821,563)				36,821,438
Total Investments — 100.1% (Cost — $177,006,940)				177,473,132
Liabilities in Excess of Other Assets — (0.1)%				(117,194)
Total Net Assets — 100.0%				$177,355,938

††	Represents less than 0.1%.
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Rate shown represents yield-to-maturity.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $1,273,161 and the cost was $1,273,161 (Note 2).

Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Putnam ESG Ultra Short ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Putnam ESG Ultra Short ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks as high a rate of current income as the Fund’s investment manager believes is consistent with preservation of capital and maintenance of liquidity.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from

Putnam ESG Ultra Short ETF 2025 Quarterly Report

financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$132,635,393	—	$132,635,393
Asset-Backed Securities	—	5,318,316	—	5,318,316
U.S. Government & Agency Obligations	—	2,697,985	—	2,697,985
Total Long-Term Investments	—	140,651,694	—	140,651,694
Short-Term Investments†:
Commercial Paper	—	35,009,617	—	35,009,617
Money Market Funds	$1,273,161	—	—	1,273,161
Certificates of Deposit	—	538,660	—	538,660
Total Short-Term Investments	1,273,161	35,548,277	—	36,821,438
Total Investments	$1,273,161	$176,199,971	—	$177,473,132

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2025. The following transactions were effected in such company for the period ended July 31, 2025.

	Affiliate Value at April 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$945,191	$28,176,835	28,176,835	$27,848,865	27,848,865

Putnam ESG Ultra Short ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Putnam Government Money Market Fund, Class P Shares	—	$23,572	—	$1,273,161

Putnam ESG Ultra Short ETF 2025 Quarterly Report